Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
Operating lease right-of-use assets	$ 18,961	$ 14,346
Total operating lease liabilities	19,077	15,137
Finance Leases
Property and equipment, at cost	212,012	163,892
Accumulated depreciation	(76,421)	(68,251)
Property and equipment, net	135,591	95,641
Total finance lease liabilities	$ 27,145	$ 17,067
Weighted Average Remaining Lease Term
Operating leases	7 years	8 years
Finance leases	12 years	11 years
Weighted Average Discount Rate
Operating leases	3.30%	2.90%
Finance leases	3.90%	3.40%
Finance Lease
Finance Leases
Property and equipment, at cost	$ 32,248	$ 20,538
Accumulated depreciation	(6,386)	(4,647)
Property and equipment, net	25,862	15,891
Other Current Liabilities
Operating Leases
Total operating lease liabilities	3,580	2,409
Finance Leases
Total finance lease liabilities	2,349	1,197
Operating Lease Liabilities
Operating Leases
Total operating lease liabilities	15,497	12,728
Other Long-term Liabilities
Finance Leases
Total finance lease liabilities	$ 24,796	$ 15,870